EXPLORATION COSTS (Details) (USD $)	3 Months Ended		12 Months Ended		118 Months Ended	121 Months Ended									1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013	Mar. 31, 2013 License Fee [Member]	Mar. 31, 2013 Seismic Data Purchase [Member]	May 31, 2013 Geophysical Research Program [Member]	Dec. 31, 2013 Technological Infrastructure And Third Party Hosting Services [Member]	Sep. 30, 2013 Technological Infrastructure And Third Party Hosting Services [Member]	Dec. 31, 2013 Consulting Fees And Salaries And Benefits [Member]	Sep. 30, 2013 Consulting Fees And Salaries And Benefits [Member]	Dec. 31, 2013 Independent Reserve Study [Member]	Mar. 31, 2013 John N. Seitz [Member]	Mar. 31, 2013 Dr. Ronald Bain [Member]	Mar. 31, 2013 Dwight M. Moore [Member]	Mar. 22, 2013 TGS [Member]
Deferred Costs, Capitalized, Prepaid And Other Assets [Line Items]
Shares issued in consideration for seismic data																		243,516,666
Exploration costs capitalized during the period							$ 6,135,000	$ 4,012,260	$ 90,000	$ 787,935	$ 1,674,376	$ 808,613	$ 773,271	$ 80,000				$ 2,435,167
Stock issued for services	$ 221,472		$ 160,000	$ 1,350,000	$ 1,510,000	$ 1,731,472									$ 190,045,556	$ 40,045,555	$ 10,045,555